INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Raw materials and supplies	$ 12,240	$ 6,550
In-process inventories	6,644	3,790
Finished goods	2,688	1,603
Total	$ 21,572	$ 11,943